Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 02, 2019	Apr. 30, 2019
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 19,869	$ 16,049		$ 12,741	$ 15,770		$ 12,550	$ 10,381	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 21,907	17,523		13,876	16,944		13,165	11,119		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 21,907	17,523		13,876	16,944		13,165	11,119		10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 13,051	12,570		10,631	12,427		11,169	10,360	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 14,089	11,269		8,923	10,897	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 14,089	11,269		8,923	10,897	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,362	10,234	$ 10,000
Victory U.S. Small Cap Volatility Weighted BRI Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory US Small Cap Volatility Weighted BRI Index
Account Value	$ 17,258	15,382		12,996	14,928		11,444	10,344	10,000
Victory US Large/Mid Cap Volatility Weighted BRI Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory US Large/Mid Cap Volatility Weighted BRI Index
Account Value	$ 18,508	16,275		14,038	15,942		12,605	10,939		10,000
Victory U.S. Large Cap High Dividend Volatility Weighted BRI Ind
Account Value [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap High Dividend Volatility Weighted BRI Index
Account Value	$ 17,039	15,134		13,813	13,987		10,859	10,937		$ 10,000
Victory International 500 Volatility Weighted BRI Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory International Volatility Weighted BRI Index
Account Value	$ 12,478	12,054		10,245	12,419		$ 11,221	$ 10,339	$ 10,000
Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index
Account Value	$ 10,687	9,397		9,660	10,935	10,000
Victory US Large Cap High Dividend Long/Cash Vol Wtd BRI Index
Account Value [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index
Account Value	$ 10,865	9,650		$ 9,773	$ 10,887	$ 10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	$ 11,044	$ 10,489	$ 10,000